FORM 13F  INFORMATION TABLE
NAME OF ISSUER
CLASS
CUSIP
VALUE
# SHS

I/D
MGRS
V/A
Abbot Labs
Common
002824100
4,348
92,150
SHS
sole
none
sole
American International Group
Common
026874107
1,432
17,801
SHS
Sole
None
Sole
Amgen, Inc.
Common
031162100
4,908
81,760
SHS
Sole
None
Sole
Bellsouth Corp
Common
079860102
  970
23,728
SHS
Sole
None
Sole
Bristol Meyers Squibb
Common
110122108
9,550
160,775
SHS
Sole
None
Sole
BP Amoco PLC ADR
Common
110889409
758
15,289
SHS
Sole
None
Sole
Brio Technologies
Common
109704106
867
143,120
SHS
Sole
None
Sole
Citigroup
Common
172967101
794
 17,667
SHS
Sole
None
Sole
Cisco
Common
17275R102
   628
 39,775
SHS
Sole
None
Sole
Du Pont de Nemours
Common
263534109
 1,183
29,074
SHS
Sole
None
Sole
Deb Shops
Common
242728103
   239
13,400
SHS
Sole
None
Sole
Entremed
Common
29382F103
   248
 14,925
SHS
Sole
None
Sole
FDX Corp
Common
31428X106
 1,449
 34,788
SHS
Sole
None
Sole
General Electric
Common
369604103
 2,554
61,033
SHS
Sole
None
Sole
Harcourt General
Common
41163G978
   556
 10,000
SHS
Sole
None
Sole
Helmerich & Payne
Common
423452101
 2,402
 51,900
SHS
Sole
None
Sole
Hubbell, Inc.
Common
443510102
   480
 19,875
SHS
Sole
None
Sole
Hubbell, Inc. CL B
Common
443510201
 3,245
139,313
SHS
Sole
None
Sole
International Business Machines
Common
459200101
 3,269
 33,993
SHS
Sole
None
Sole
International Flavors & Fragrances
Common
459506101
2,203
 99,900
SHS
Sole
None
Sole
Interface Flooring
Common
458665106
239
 34,350
SHS
Sole
None
Sole
Intel
Common
458140100
539
20,520
SHS
Sole
None
Sole
Johnson & Johnson
Common
478160104
2,509
28,691
SHS
Sole
None
Sole
Keane, Inc.
Common
486665102
 925
 71,225
SHS
Sole
None
Sole
Philip Morris
Common
718154107
474
10,000
SHS
sole
None
Sole
Microsoft
Common
594918104
847
15,500
SHS
Sole
None
Sole
Norfolk Southern
Common
655844108
234
13,998
SHS
Sole
None
Sole
Nucor, Inc.
Common
670346105
5,877
146,690
SHS
Sole
None
Sole
New York Times Cl A
Common
650111107
2,335
 57,005
SHS
Sole
None
Sole
O I Corporation
Common
670841105
  350
124,450
SHS
Sole
None
sole
Proctor & Gamble
Common
742718109
1,283
 20,500
SHS
Sole
None
Sole
Portal Software
Common

1,905
225,800
SHS
Sole
None
Sole
SBC Communications
Common
845333103
 642
 14,400
SHS
Sole
None
Sole
Charles Schwab & Co
Common
808513105
1,117
 72,500
SHS
Sole
None
Sole
Smuckers, JM
Common
832696207
973
37,150
SHS
Sole
None
Sole
Tribune Co.
Common
896047107
1,666
40,900
SHS
Sole
None
Sole
Turnstone Systems
Common
900423104
250
33,300
SHS
Sole
None
Sole
Texas Instruments
Common
882508104
1,307
42,200
SHS
Sole
None
Sole
Union Pacific
Common
907818108
682
12,139
SHS
Sole
None
Sole
Verizon
Common
92343V104
1,318
26,742
SHS
Sole
None
Sole
Walgreen
Common
931422109
473
11,600
SHS
Sole
None
Sole
Exxon Mobil
Common

848
10,475
SHS
Sole
None
Sole